Fair value of financial instrument - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net fair value gains (losses) on financial liabilities designated as at FVTPL	$ 8,536	$ (1,408)
Insurance [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ (2,805)	$ (14)